Related Party Transactions (Details) - Schedule of balances with related parties - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Amounts due from related parties	¥ 7,265	¥ 7,934
Amounts due to related parties
Amounts due to related parties	41,758	50,192
Zhongshi Culture [Member]
Current
Amounts due from related parties	29	508
Meifu English [Member]
Current
Amounts due from related parties	2,517	2,751
Amounts due to related parties
Amounts due to related parties	7,845	4,012
Xiamen Siming Meten School [Member]
Current
Amounts due from related parties	2,313	246
Chengdu School [Member]
Current
Amounts due from related parties		17
Amounts due to related parties
Amounts due to related parties	2,115	9,354
Meten Talent Service [Member]
Current
Amounts due from related parties	15	458
Amounts due to related parties
Amounts due to related parties	108	4,863
Shenzhen Meten Oversea [Member]
Current
Amounts due from related parties		3,264
Amounts due to related parties
Amounts due to related parties	1,188	1,070
Shenzhen Shuangge [Member]
Current
Amounts due from related parties	6	289
Shenzhen Yilian Education [Member]
Current
Amounts due from related parties	385	401
Beijing Wuyan Education Consulting Co., Ltd [Member]
Current
Amounts due from related parties	2,000
Mr. Zhao Jishuang [Member]
Amounts due to related parties
Amounts due to related parties	¥ 30,502	¥ 30,893